Summary of significant components of deferred tax assets and liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Deferred tax assets	$ 582	$ 981
Deferred tax liabilities	582	981
Deferred tax assets (liabilities), net
Operating losses carried forward temporary differences [member]
IfrsStatementLineItems [Line Items]
Deferred tax assets	582	205
Intangible asset related temporary differences [member]
IfrsStatementLineItems [Line Items]
Deferred tax assets		776
Accounts receivable related temporary differences [member]
IfrsStatementLineItems [Line Items]
Deferred tax liabilities		375
Payable and accrued liabilities related temporary differences [member]
IfrsStatementLineItems [Line Items]
Deferred tax liabilities	450	7
Property plant and equipment related temporary differences [member]
IfrsStatementLineItems [Line Items]
Deferred tax liabilities	55	47
Deferred revenues related temporary differences [member]
IfrsStatementLineItems [Line Items]
Deferred tax liabilities		492
Other temporary differences [member]
IfrsStatementLineItems [Line Items]
Deferred tax liabilities	$ 77	$ 60